3. JOINT VENTURE (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 54,300
Investment in joint venture		$ 55,300